Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net loss	$ (10,727,642)		$ (34,427,734)		$ (9,491,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	600,995		1,023,871		463,753
Depreciation and amortization	1,048,398		3,388,950		3,500,748
Impairment of intangible assets	0		20,993,137		0
Impairment of goodwill	0		6,232,770		0
Deferred taxes	0		(4,826,059)		0
Provision for Seed Music receivable (related party)	0		980,000		0
Bad debt provision (reversal credited to income)	988,135		(310,699)		(2,255,301)
Gain on derecognition of aged operating liabilities	(206,533)	[1]	(2,938,250)	[1]	0	[1]
Exchange losses (gains)	226,641		(133,064)		(224,332)
Equity in losses of affiliated companies	0		0		252,585
Gain from disposal of equity interest in affiliate	(1,451,979)		0		0
Losses (gains) on disposal of property and equipment	(403)		(237,874)		27,719
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(1,037,273)		260,100		2,954,041
Prepaid expenses and other current assets	(104,388)		137,414		360,963
Amount due from related parties	6,563,757		(2,093,669)		(1,658,858)
Deposits and other non-current assets	(9,281)		0		0
Accounts payable	(676,200)	[1]	1,295,525	[1]	(1,485,189)	[1]
Accrued expenses and other current liabilities	(1,207,465)	[1]	(1,123,760)	[1]	(663,166)	[1]
Amount due to related parties	783,970		255,094		132,037
Net cash used in operating activities	(5,209,268)		(11,524,248)		(8,086,138)
Investing activities:
Purchases of property and equipment	(209,539)		(29,566)		(1,277,455)
Proceeds from disposal of property and equipment	1,510		238,087		24,054
Payment for licensed video copyright	0		(67,999)		(236,360)
Proceeds from disposal of equity interest in affiliate	1,451,979		0		0
Change in restricted cash for pledge of bank loans	0		0		3,600,000
Loan repayments from related parties under control of Shanda	498,583		3,300,000		14,000,000
Loan to related parties under control of Shanda	0		0		(470,000)
Net cash provided by investing activities	1,742,533		3,440,522		15,640,239
Financing activities:
Proceeds from exercise of stock options	338,563		46,400		0
Repurchase of ordinary shares	0		(58,147)		(8,169,481)
Repayment of bank borrowings	0		0		(3,148,120)
Equity contribution from Shanda	5,847,070		0		0
Repayment of borrowings from related parties under control of Shanda	0		(3,303,760)		(9,904,620)
Net cash provided by (used in) financing activities	6,185,633		(3,315,507)		(21,222,221)
Effect of exchange rate changes on cash and cash equivalents	(9,800)		(524)		(11,320)
Net increase (decrease) in cash and cash equivalents	2,709,098		(11,399,757)		(13,679,440)
Cash and cash equivalents, beginning of year	1,671,230		13,070,987		26,750,427
Cash and cash equivalents, end of year	4,380,328		1,671,230		13,070,987
Supplemental disclosure of cash flow information:
Loan interest paid	0		210,909		453,657
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment	2,157		19,779		3,195
Amount due to related parties related to purchase of property and equipment	0		190,837		0
Net effect of borrowings from and receivables due from Shanda affiliates waived as to repayment and recharacterized as equity contribution	$ 5,405,317		$ 0		$ 0

[1]	Refer to Note 2(31).